Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 136,695,808	$ 142,567,853
Net gain realized on the sale of loans	153,491	237,881
Proceeds on loan sales	$ 8,034,329	$ 12,865,842